Fees and Expenses - SMI 3Fourteen REAL Asset Allocation ETF	Feb. 18, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are estimated for the Fund’s initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	0.81% 0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(3)	0.08%
Total Annual Fund Operating Expenses	0.89%
Less Fee Waivers and/or Expense Reimbursements(4)	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%

(1)	Under the Investment Advisory Agreement, 3Fourteen & SMI Advisory Services, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

(3)	Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

(4)	The Adviser has contractually agreed to waive its management fee up to a maximum of 4 basis points (bps) to the extent necessary to offset the proportionate share of Acquired Fund Fees and Expenses (“AFFE”) incurred by the Fund until March 1, 2026 and the Adviser may not terminate this arrangement prior to that date. The Board of Trustees may terminate this agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Name of Fund	1 Year	3 Years
SMI 3Fourteen REAL Asset Allocation ETF	$87	$280

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.